Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	impv1_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.

Legg Mason ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impv1_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.